Significant judgments and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recoverability of Goodwill and Intangible Assets
Number of years of budget	3 years
Maximum number of projection years	10 years
North America Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%	1.00%
Pre-tax WACC	5.78%	6.42%
After-tax WACC	4.58%	5.08%
EMEA Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%	1.00%
Pre-tax WACC	7.14%	8.64%
After-tax WACC	5.23%	6.21%
Excess of recoverable amount over carrying amount	€ 1,956,852	€ 492,736
EMEA Segment | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0295	0.0091
EMEA Segment | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0209	0.0064
EMEA Segment | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0349)	(0.0116)
Asia-Pacific Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	4.00%	4.00%
Pre-tax WACC	5.34%	6.40%
After-tax WACC	4.91%	5.65%
Latin America Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.60%	1.60%
Latin America Segment | Minimum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	10.62%	13.29%
After-tax WACC	7.00%	9.14%
Latin America Segment | Maximum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	19.87%	24.28%
After-tax WACC	16.25%	20.13%
Non-amortizable intangible assets and goodwill
Recoverability of Goodwill and Intangible Assets
Carrying amount of intangible assets	€ 14,587,519	€ 13,168,605
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	42.00%	42.00%
Goodwill | Latin America Segment
Recoverability of Goodwill and Intangible Assets
Impairment loss		€ 193,978
Trade names | Latin America Segment
Recoverability of Goodwill and Intangible Assets
Impairment loss		€ 490